Loans and advances to central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2020
Loans and advances to central banks and credit institutions
Loans and advances to banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
CENTRAL BANKS
Classification
Financial assets held for trading	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	9,481	6,473	9,226
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	12,499	18,474	15,601
	21,980	24,947	24,827
Type
Time deposits	11,757	17,533	15,601
Reverse repurchase agreements	10,223	7,414	9,226
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	21,980	24,947	24,827
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	3	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	2
Financial assets designated at fair value through profit or loss	12,136	21,649	23,097
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	37,838	40,943	35,480
	49,977	62,592	58,579
Type
Time deposits	7,338	9,699	10,759
Reverse repurchase agreements	20,862	31,180	33,547
Non- loans advances	21,784	21,726	14,283
Impaired assets	1	1	2
Valuation adjustments for impairment	(8)	(14)	(12)
	49,977	62,592	58,579
CURRENCY
Euro	22,260	32,248	24,801
Pound sterling	4,127	3,659	4,073
US dollar	13,209	14,442	19,238
Brazilian real	26,437	30,919	28,310
Other currencies	5,924	6,271	6,984
TOTAL	71,957	87,539	83,406